Stock Compensation Plans (Tables)	12 Months Ended
Aug. 31, 2013
Stock Compensation Plans [Abstract]
Stock Option Plans
A summary of the Company's stock options outstanding under the Omnibus Plan and Former Plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2012	50,035,969	$34.18	5.60	$175
Granted	8,629,392	35.86
Exercised	(14,281,816)	33.07
Expired/Forfeited	(3,167,372)	37.13
Outstanding at August 31, 2013	41,216,173	$34.69	6.14	$548
Unvested at August 31, 2013	21,174,374	$33.32	8.01	$312
Exercisable at August 31, 2013	19,288,591	$36.40	4.04	$228

Restricted Stock Awards and Stock Unit Plan
A summary of information relative to the Company's restricted stock units follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2012	1,810,551	$34.04
Granted	2,600,429	44.07
Dividends	88,921	-
Forfeited	(228,406)	37.90
Vested	(773,657)	28.68
Outstanding at August 31, 2013	3,497,838	$41.57

Assumptions Used to Determined Fair Value of Each Option Grant Using the Black-Scholes Option Pricing Model
The fair value of each option grant was determined using the Black-Scholes option pricing model with the following weighted-average assumptions used in fiscal 2013, 2012 and 2011:

	2013	2012	2011
Risk-free interest rate (1)	1.15%	1.73%	2.12%
Average life of option (years) (2)	7.0	7.9	7.2
Volatility (3)	24.94%	27.02%	28.08%
Dividend yield (4)	2.44%	2.90%	1.94%
Weighted-average grant-date fair value	$6.75	$8.08	$8.12

Summary information relative to the Performance Share Plan
A summary of information relative to the Company's performance shares follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2012	1,980,027	$32.57
Granted	998,020	35.66
Forfeited	(170,415)	34.64
Vested	(590,022)	35.63
Outstanding at August 31, 2013	2,217,610	$32.99

Stock-based Compensation Expense by Plan
A summary of total stock-based compensation expense follows (in millions):

	2013	2012	2011
Stock options	$51	$62	$85
Restricted stock units	33	24	20
Performance shares	15	7	25
Share Walgreens	5	6	5
	$104	$99	$135